Final Rule 24f-2 Notice

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:
                     The Shawmut Funds
                    Federated Investors
                 Federated Investors Tower
            Pittsburgh, Pennsylvania 15222-3779


2. Name of each series or class of funds for which this notice is filed:

Shawmut Connecticut Municipal Money Market Fund
Shawmut Prime Money Market Fund
Shawmut Massachusetts Municipal Money Market Fund
Shawmut Growth Equity Fund
Shawmut Fixed Income Fund
Shawmut Growth and Income Equity Fund
Shawmut Intermediate Government Income Fund
Shawmut Limited Term Income Fund
Shawmut Small Capitalization Equity Fund
Shawmut Massachusetts Intermediate Municipal Income Fund

Shawmut Connecticut Intermediate Municipal Income Fund
Shawmut Quantitative Equity Fund


3.   Investment Company Act File Number:
                                                   811-58437
     Securities Act File Number:
                                                    33-48933


4.   Last day of period for which this notice is filed:
                                            December 1, 1995


5.   Check box if this notice is being filed more than 180
     days after the close of the issuer's fiscal year for
     purposes of reporting securities sold after the close
     of the fiscal year but before termination of the
     issuer's 24f-2 declaration:
                                                  [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                           0

8.   Number and amount of securities registered during the
     fiscal year other than pursuant to rule 24f-2:
                                                           0


9. Number and aggregate sale price of securities sold during the fiscal year:
                              1,625,399,458 ; $1,789,830,069


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                               1,625,399,458; $1,789,830,069

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                     19,449,510; $58,506,409

12.  Calculation of registration fees:

     (i)  Aggregate sale price of securities sold during the
          fiscal
          year in reliance on rule 24f-2 (from Item 10): $
                                             1,789,830,069
     (ii) Aggregate price of shares issued in connection
          with
          dividend reimbursement plans
          (from Item 11, if applicable)      +  58,506,409
     (iii)                                   Aggregate
          price of shares redeemed or repurchased
          during the fiscal year (if applicable)         -

                                             3,261,463,627
     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees
          pursuant to rule 24e-2 (if applicable)         +
                                             0
     (v)  Net aggregate price of securities sold and issued
          during
          the fiscal year in reliance on rule 24f-2 [line
          (i), plus
          line (ii), less line (iii), plus line (iv)] (if
          applicable):                                   0
     (vi) Multiplier prescribed by Section 6(b) of the
          Securities
          Act of 1933 or other applicable law or regulation
          (see Instruction C.6):             x  1/29 of 1%
     (vii)                                   Fee due [line
          (i) or line (v) multiplied by line (vi)]:      $
                                             0

Instruction:                                   Issuers
          should complete lines (ii), (iii), (iv), and (v) only if the form in being filed within 60 days after the close of the issuer's fiscal year. See
          Instruction C.3.

13.  Check box if fees are being remitted to the
     Commission's lockbox depository as described in section
     3a of the Commission's Rules of Informal and Other
     Procedures
     (17 CFR 202.3a).
                                                  [   ]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                           December 22, 1995


                         SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ S. Elliott Cohan

                    S. Elliott Cohan - Assistant Secretary

Date:     December 22, 1995

 *  Please print the name and title of the signing officer